Financial Risk (Details 11) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Securities at amortized cost
Financial Risk
Financial assets	$ 74,547	$ 85,326
Securities at FVOCI
Financial Risk
Financial assets	5,094	21,798
Cost [member] | Securities at amortized cost
Financial Risk
Financial assets	74,547	85,326
Cost [member] | Securities at FVOCI
Financial Risk
Financial assets	5,094	21,798
Loans
Financial Risk
Financial assets	5,892,997	5,778,424
Loans | Cost [member]
Financial Risk
Financial assets	5,892,997	5,778,424
Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	609,054	511,583
Customers' liabilities under acceptances | Cost [member]
Financial Risk
Financial assets	115,682	9,696
Commitments and contingencies
Financial Risk
Financial assets	493,372	501,887
Financial institutions | Securities at amortized cost
Financial Risk
Financial assets	19,276	12,642
Financial institutions | Securities at FVOCI
Financial Risk
Financial assets		9,044
Financial institutions | Loans
Financial Risk
Financial assets	3,282,477	3,082,790
Financial institutions | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	326,071	217,778
Industrial | Securities at amortized cost
Financial Risk
Financial assets	21,658	25,826
Industrial | Loans
Financial Risk
Financial assets	925,375	986,262
Industrial | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	143,560	66,117
Oil and petroleum derived products | Securities at amortized cost
Financial Risk
Financial assets	5,132	5,254
Oil and petroleum derived products | Securities at FVOCI
Financial Risk
Financial assets		7,743
Oil and petroleum derived products | Loans
Financial Risk
Financial assets	561,068	634,615
Oil and petroleum derived products | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	71,571	94,271
Agricultural | Loans
Financial Risk
Financial assets	327,288	446,960
Services | Loans
Financial Risk
Financial assets	370,753	393,925
Services | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	20,497	47,137
Mining | Loans
Financial Risk
Financial assets	162,364	20,000
Other | Loans
Financial Risk
Financial assets	216,451	154,846
Other | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	47,355	86,280
Private corporations | Securities at amortized cost
Financial Risk
Financial assets	2,998	7,264
Private corporations | Loans
Financial Risk
Financial assets	1,782,808	1,893,696
Private corporations | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	213,161	196,663
State-owned corporations | Securities at amortized cost
Financial Risk
Financial assets	23,792	23,816
State-owned corporations | Securities at FVOCI
Financial Risk
Financial assets		7,743
State-owned corporations | Loans
Financial Risk
Financial assets	780,491	742,912
State-owned corporations | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	69,821	97,142
Private financial institutions | Securities at amortized cost
Financial Risk
Financial assets	19,276	12,642
Private financial institutions | Securities at FVOCI
Financial Risk
Financial assets		6,157
Private financial institutions | Loans
Financial Risk
Financial assets	2,692,787	2,458,690
Private financial institutions | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	75,130	13,093
State-owned financial institutions | Securities at FVOCI
Financial Risk
Financial assets		2,887
State-owned financial institutions | Loans
Financial Risk
Financial assets	589,690	624,100
State-owned financial institutions | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	250,941	204,685
Sovereign [Member] | Securities at amortized cost
Financial Risk
Financial assets	28,481	41,604
Sovereign [Member] | Securities at FVOCI
Financial Risk
Financial assets	5,094	5,011
Sovereign [Member] | Loans
Financial Risk
Financial assets	$ 47,221	$ 59,026